CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 276,516		$ 292,965		$ 277,821
Business tax and other sales tax	(4,250)		(6,223)		(7,197)
Net revenues	272,266		286,742		270,624
Cost of revenues	244,673		250,606		244,470
Gross profit	27,593		36,136		26,154
Operating expenses:
Selling and marketing (including share-based compensation of $1,422, $859 and nil in 2011, 2012 and 2013, respectively)	20,069		17,995		18,238
General and administrative (including share-based compensation of $3,192, $2,643 and $1,251 in 2011, 2012 and 2013, respectively)	25,723		21,842		22,004
Impairment of intangible assets			9,583		656
Impairment of goodwill			20,611		1,003
Total operating expenses	45,792		70,031		41,901
Loss from operations	(18,199)		(33,895)		(15,747)
Interest income	1,213		1,355		1,242
Other income, net	3,822		2,770		1,848
Loss before income taxes and share of loss on equity method investments	(13,164)		(29,770)		(12,657)
Income tax (expenses)/benefits	1,713		(2,493)		(266)
Loss before share of loss on equity method investments	(11,451)		(32,263)		(12,923)
Share of income/(loss) on equity method investments	(69)		22		243
Net loss	(11,520)		(32,241)		(12,680)
Less: Net income/(loss) attributable to noncontrolling interests	(894)		487		(3,084)
Net loss attributable to AirMedia Group Inc.'s shareholders	$ (10,626)		$ (32,728)		$ (9,596)
Net loss attributable to AirMedia Group Inc.'s shareholders per ordinary share - basic	$ (0.09)		$ (0.26)		$ (0.07)
Net loss attributable to AirMedia Group Inc.'s shareholders per ordinary share - diluted	$ (0.09)		$ (0.26)		$ (0.07)
Weighted average shares used in calculating net loss per ordinary share - basic	120,386,635		124,269,245		129,537,955
Weighted average shares used in calculating net loss per ordinary share - diluted	120,386,635	[1]	124,269,245	[1]	129,537,955	[1]

[1]	The Group had securities outstanding which could potentially dilute basic net loss per share, but which were excluded from the computation of diluted net loss per share for the years ended December 31, 2011, 2012 and 2013, as their effects would have been anti-dilutive. For the year 2011, 2012 and 2013, such outstanding securities consisted of weighted average share options of 15,269,198, 15,747,929 and 15,694,086, respectively.